RELATED PARTY TRANSACTIONS (Details Textual) - USD ($)	1 Months Ended								3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Jan. 31, 2017	Dec. 31, 2016	May 31, 2016	Apr. 30, 2016	Apr. 18, 2016	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Apr. 30, 2018	Oct. 11, 2017	Apr. 30, 2017	Apr. 11, 2017	Dec. 31, 2015	Nov. 30, 2015	Oct. 09, 2015	Dec. 31, 2014
Operating Leases, Rent Expense, Net, Total									$ 10,506	$ 3,252	$ 21,013	$ 4,752
Due To Related Party For Unreimbursed Travel related Expenses	$ 14,000				$ 14,000				8,475		8,475		$ 14,000	$ 14,000
Debt Instrument, Face Amount		$ 812,500																$ 50,000			$ 2,500,000
Stock Issued During Period, Value, Conversion of Convertible Securities							$ 1,025,000						$ 865,336	$ 1,078,123
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 6.25	$ 1.75	$ 2.50	$ 6.25	$ 6.25	$ 6.25	$ 0.025						$ 6.25	$ 6.25			$ 2.50			$ 2.50	$ 2.50
Debt Instrument, Convertible, Conversion Price	$ 1.68	$ 1.68											$ 1.68			$ 1.68
Class Of Warrant Or Right Term		5 years
Debt Conversion, Converted Instrument, Shares Issued	453,869	61,212						100,274
Interest Payable, Current		$ 2,836
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		325,000			11,680									11,680	127,525			20,000			1,000,000
Stock Issued During Period, Shares, Conversion of Convertible Securities		31,450					513,392
Stock Issued During Period, Shares, New Issues			428,571	14,286	157,142	468,572								104,286
Stock Issued During Period, Value, New Issues														$ 365,000
Proceeds from Issuance of Common Stock											0	$ 50,000	$ 1,550,000	2,129,082
Proceeds from Warrant Exercises	$ 52,500	$ 157,500											$ 210,000
Stock Issued During Period Shares Exchange Of Exercise Of Warrants On Cashless Basis													729,028
Number Of Warrants Excercised		30,000											734,133
Other than Temporary Impairment Losses, Investments													$ 0	50,000
Due to Related Parties, Current	23,535				$ 32,118				14,467		14,467		23,535	32,118
Warrant [Member]
Stock Issued During Period, Value, Conversion of Convertible Securities													305,000
Class of Warrant or Right, Exercise Price of Warrants or Rights																		$ 2.50
Anthion Managemen Llc [Member]
Legal Fees														44,912
Convertible Notes Payable [Member]
Debt Instrument, Face Amount		$ 812,500
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			325,000
Accounts Payable and Accrued Liabilities [Member]
Accrued Rent, Current	0				0				0		0		0	0
Minimum [Member]
Operating Leases, Rent Expense, Sublease Rentals											500
Maximum [Member]
Operating Leases, Rent Expense, Sublease Rentals											3,502		500
Executive Officer [Member]
Due to Related Parties	5,992				$ 20,575				5,992		5,992		5,992	20,575
Nathaniel Bradley
Operating Leases, Rent Expense, Net, Total													16,371	$ 6,000
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 6.25									$ 6.25
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					800									800
Stock Issued During Period, Shares, New Issues														7,143
Stock Issued During Period, Value, New Issues														$ 25,000
Director [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 6.25									$ 6.25
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					7,200									7,200
Stock Issued During Period, Shares, New Issues														64,286
Stock Issued During Period, Value, New Issues														$ 225,000
Sean Bradley [Member]
Due to Related Parties	3,543				$ 3,543				$ 0		$ 0		$ 3,543	$ 3,543
David Moradi [Member]
Due to Related Parties																			$ 70,000
Interest Receivable																			$ 4,280
Class Of Warrant Or Right Term													5 years
Stock Issued During Period, Shares, Conversion of Convertible Securities													453,870
Stock Issued During Period Shares Exchange Of Warrants Exercise													30,000
Proceeds from Warrant Exercises													$ 52,500
David Moradi [Member] | Convertible Debt [Member]
Debt Instrument, Face Amount	$ 762,500												$ 762,500
KTK Capital Inc [Member] | Convertible Notes Payable [Member]
Debt Conversion, Original Debt, Amount								$ 200,000
Interest Payable, Current								$ 10,575
FBO Alexandre Zynier Ira[Member] | Convertible Notes Payable [Member]
Debt Conversion, Converted Instrument, Shares Issued								50,046
Debt Conversion, Original Debt, Amount								$ 100,000
Interest Payable, Current								$ 5,096
Anthion Partners And Anthion Partners Ii Llc [Member] | Convertible Notes Payable [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 4.375
Debt Conversion, Original Debt, Amount								$ 1,475,000
Interest Payable, Current								$ 66,678
Class of Warrant or Right, Number of Securities Called by Warrants or Rights								734,133
Anthon Capital Management [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 6.25									$ 6.25
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					4,000									4,000
Stock Issued During Period, Shares, New Issues														35,715
Stock Issued During Period, Value, New Issues														$ 125,000
Anthon Partners ll LLC [Member]
Stock Issued During Period, Shares, New Issues													214,286
Proceeds from Issuance of Common Stock													$ 750,000
Peartrack Security Systems Inc [Member]
Investment Owned, Balance, Shares																						60,000
Cannon ball Red [Member]
Investment Owned, Balance, Shares					97,500									97,500								97,500
Investment Owned, at Cost					$ 0									$ 0								$ 50,000
Other than Temporary Impairment Losses, Investments														$ 50,000